SCHEDULE OF FAIR VALUE OF THE CONSIDERATION TRANSFERRED IN THE ACQUISITION (Details)	Oct. 04, 2022 USD ($)
Cash	$ 868,438
Total purchase price	7,224,404
Series C Preferred Stock Base [Member]
Series C Preferred Stock (holdback) - 500,000 shares @ 3 x $0.5502 / share	3,900,373
Series C Preferred Stock Holdback [Member]
Series C Preferred Stock (holdback) - 500,000 shares @ 3 x $0.5502 / share	825,300
Common Stock [Member]
Series C Preferred Stock (holdback) - 500,000 shares @ 3 x $0.5502 / share	$ 1,630,293